Right of Use Assets and Lease Liabilities - Disclosure of right-of-use assets (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets				$ 4,124,563	$ 4,845,738	$ 4,845,738
Depreciation		$ (172,522)	$ (190,563)	(557,169)	$ (592,985)	(785,306)
Change from lease modification	$ (167,015)			(182,014)
Transfer to deposit						(5,000)
Additions during the period						69,131
Right of Use Assets		$ 3,385,382		$ 3,385,382		$ 4,124,563